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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2003

Check here if Amendment  [  ]                 Amendment No.: _______
         This Amendment (Check only one):     [  ]  is a restatement.
                                              [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         K Capital Partners, LLC
Address:      75 Park Plaza
              Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Robert T. Needham
Title:  Chief Administrative Officer
Phone:  617-646-7728

Signature, place and date of signing:

/s/ ROBERT T. NEEDHAM, Boston, Massachusetts, February 13, 2004
----------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $208,317 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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
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                                                       VALUE    SHRS OR   SH/  PUT/    INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT   PRN  CALL    DISCRETION  MANAGERS  SOLE    SHARED   OTHER
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
Stet Hellas Telecom
S.A. ADR                  ADRS Stocks    858923106      4,430    340,805   SH           Sole                   340,805
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Triton PCS Holdings
Inc. Cl A                 Common Stock   US89677M1062   4,282    767,300   SH           Sole                   767,300
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Concord EFS Inc           Common Stock   US2061971055  14,840  1,000,000   SH           Sole                 1,000,000
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Liberty Media Corp        Common Stock   US5307181058  56,455  4,748,100   SH           Sole                 4,748,100
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Boise Cascade             Common Stock   US0973831037  47,723  1,452,300   SH           Sole                 1,452,300
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Global Crossing Ltd       Common Stock   BMG3921A1751   7,830    252,570   SH           Sole                   252,570
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Mony Group                Common Stock   US6153371025  15,645    500,000   SH           Sole                   500,000
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Sovereign Bancorp         Common Stock   US8459051087  30,115  1,268,000   SH           Sole                 1,268,000
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Gucci Group NV Shs Jan
04 90C                    Options-Calls  4015660AR     18,617     16,475   SH  CAL      Sole                    16,475
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Danaher Corp Jun 04 80P   Options-Puts   2358510RP      1,167      5,020   SH  PUT      Sole                     5,020
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General Motors Jan 05
35P                       Options-Puts   3704458MG      1,750     17,500   SH  PUT      Sole                    17,500
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General Motors Jun 04
37.5P                     Options-Puts   3704428RU        600     15,000   SH  PUT      Sole                    15,000
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Goldman Sachs Apr 04 90P  Options-Puts   38141G0PR      3,000     12,500   SH  PUT      Sole                    12,500
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JP Morgan Chase & Co
Jun 04 30P                Options-Puts   46625HRRF      1,688     25,000   SH  PUT      Sole                    25,000
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McDonalds Feb 04 22.5P    Options-Puts   5801350NX        175      5,000   SH  PUT      Sole                     5,000
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